Stockholders' Equity (Details - Warrants outstanding) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares under warrant	946,667	0
Warrant exercise price	$ 0.08	$ 0
Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant grant date	Jul. 29, 2025
Shares under warrant	66,667
Warrant exercise price	$ 0.30
Warrant expiration date	Jul. 29, 2028
Exercise terms	Cash exercise
Warrants 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant grant date	Sep. 08, 2025
Shares under warrant	200,000
Warrant exercise price	$ 0.10
Warrant expiration date	Sep. 08, 2028
Exercise terms	Cash exercise
Warrants 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant grant date	Oct. 15, 2025
Shares under warrant	280,000
Warrant exercise price	$ 0.05
Warrant expiration date	Oct. 15, 2028
Exercise terms	Cash exercise
Warrants 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant grant date	Nov. 28, 2025
Shares under warrant	400,000
Warrant exercise price	$ 0.05
Warrant expiration date	Nov. 28, 2028
Exercise terms	Cash exercise